Long Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of long-term debt	Long term debt consists of:

	December 31, 2017	December 31, 2016
Credit Facility	$—	$36,200
Total long-term debt	$—	$36,200

Maturity analysis of long-term debt	Maturity analysis of Long Term debt:

	December 31, 2017	December 31, 2016
Non-Current (1)	$—	$36,200

(1)	The Company repaid the outstanding balance of $36.2 million on September 28, 2017.